ORDINARY SHARES (Details Narrative)										2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 10, 2023 shares	Feb. 17, 2023 ¥ / shares shares	Nov. 07, 2022 shares	Oct. 28, 2021 $ / shares shares	Aug. 31, 2021 ¥ / shares shares	Nov. 06, 2020 $ / shares shares	Jul. 28, 2020 CNY (¥) ¥ / shares shares	Jun. 28, 2020 shares	Feb. 26, 2019 CNY (¥) shares	Nov. 30, 2020 shares	Dec. 31, 2024 CNY (¥) shares	Sep. 30, 2021 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Jan. 30, 2023 ¥ / shares shares	Jan. 26, 2023 shares	Dec. 31, 2022 $ / shares shares	Aug. 30, 2022 ¥ / shares	Oct. 28, 2021 CNY (¥) ¥ / shares shares	Aug. 23, 2021 $ / shares	Aug. 23, 2021 CNY (¥) ¥ / shares shares	Nov. 06, 2020 ¥ / shares	Feb. 26, 2019 $ / shares	Feb. 26, 2019 ¥ / shares
Class of Stock [Line Items]
Common stock, shares authorized																	500,000,000
Common stock, par value | $ / shares																$ 0.0001
Ordinary shares, outstanding																	100
Ordinary shares, shares outstanding																	100
Stock issued during period value new issues | ¥
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	500,000,000
Common stock, par value | $ / shares																0.0001
Issuance of ordinary shares, shares											100
Stock issued during period value new issues | ¥
Distoken Acquisition Corporation [Member]
Class of Stock [Line Items]
Preference shares, authorized																	1,000,000		1,000,000			1,000,000
Preferred stock, par value | $ / shares														$ 0.0001		0.0001						$ 0.0001
Preference shares, issued																	0		0			0
Preference shares, outstanding																	0		0			0
Common stock, shares authorized																	220,000,000		220,000,000			220,000,000
Common stock, par value | $ / shares														$ 0.0001		0.0001						$ 0.0001
Ordinary shares, voting rights														one	one
Dividend shares, per share | ¥ / shares					¥ 0.25															¥ 0.2
Ordinary shares, outstanding																	2,548,000		2,548,000			2,003,000
Dividend shares, per share | ¥ / shares																				¥ 0.2
Ordinary shares, shares outstanding																	2,548,000		2,548,000			2,003,000
Ordinary shares, redemption amount																	652,170		3,881,692
Shareholders equity description													Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering.	Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering.	Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering.
Contractual penalties | ¥																	¥ 0		¥ 0
Sale of stock per share | ¥ / shares																	¥ 11.50		¥ 11.50
Issuance of ordinary shares, shares	3,018,308													545,000	545,000
Shares Issued, price per share | (per share)				$ 10.00													10.20		10.20						$ 10.00
Fair value, per share | ¥ / shares		¥ 10.20															¥ 10.00		¥ 10.00
Distoken Acquisition Corporation [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise		900,000
Issuance of ordinary shares, shares		900,000
Fair value, per share | ¥ / shares		¥ 10.00
Distoken Acquisition Corporation [Member] | IPO [Member]
Class of Stock [Line Items]
Warrant, exercise price | ¥ / shares		¥ 11.50
Issuance of ordinary shares, shares		6,900,000
Fair value, per share | ¥ / shares		¥ 10.00
Distoken Acquisition Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					1
Issuance of ordinary shares, shares														545,000	545,000
Stock issued during period value new issues | $														$ 55
Distoken Acquisition Corporation [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Ordinary shares, outstanding					1,437,500															1,725,000
Ordinary shares, redemption amount																			1,725,000			1,725,000
Number of shares issued, net of forfeited shares							97,750
Estimated fair value | ¥							¥ 2,151
Distoken Acquisition Corporation [Member] | Founder Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Shares Issued, price per share | ¥ / shares							¥ 0.022
Distoken Acquisition Corporation [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise		225,000
Distoken Acquisition Corporation [Member] | Private Units [Member]
Class of Stock [Line Items]
Ordinary shares, redemption amount																	545,000		545,000
Distoken Acquisition Corporation [Member] | Representative Shares [Member]
Class of Stock [Line Items]
Ordinary shares, redemption amount																			278,000			278,000
Issuance of ordinary shares, shares				33,000
Stock issued																								25,000		155,250
Shares Issued, price per share | ¥ / shares																								¥ 0.0001
Fair value, per share | ¥ / shares																								6.62		¥ 6.57
Share, price | ¥ / shares																								¥ 2.50
Aggregate fair value of shares, issued | ¥																								¥ 165,500		¥ 1,019,993
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | Earlybird Capital and Its Designees [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares				12,132				100,000
Stock issued								10.00
Shares issued, forfeited					2,250
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | I Bankers Securities Inc And Its Designees [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares				12,868	155,250
Shares Issued, price per share | ¥ / shares					¥ 0.0001
Fair value, per share | ¥ / shares					¥ 15.50
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise		33,000
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Aggregate fair value of shares, issued | ¥																										¥ 1,185,493
Distoken Acquisition Corporation [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercisable days																			5 years
Warrant, exercise price | ¥ / shares																	¥ 0.01		¥ 0.01
Sale of stock per share | ¥ / shares																	¥ 18.00	¥ 18.00
Issuance of gross proceeds, percentage																	60.00%		60.00%
Warrants description													the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.	the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.	the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.
Warrant exercisable days													30 days
Warrant or Right, Reason for Issuance, Description													for any 20 trading days within a 30 trading day
Distoken Acquisition Corporation [Member] | Warrant [Member] | Sponser [Member]
Class of Stock [Line Items]
Business Combination per share | ¥ / shares																	¥ 9.20
Distoken Acquisition Corporation [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Number of shares forfeited							2,250
Distoken Acquisition Corporation [Member] | Representative Warrants [Member] | I Banker Securities Inc [Member]
Class of Stock [Line Items]
Warrant, exercise price | ¥ / shares																	12.00		¥ 12.00
Shares Issued, price per share | ¥ / shares																	¥ 0.07		¥ 0.07
Warrant, exercisable																	172,500		172,500
Warrant, estimated fair value | ¥													¥ 12,075		¥ 12,075
Distoken Acquisition Corporation [Member] | Representative Warrants [Member] | IPO [Member] | I Banker Securities Inc [Member]
Class of Stock [Line Items]
Warrant, issued | ¥																	¥ 100		¥ 100
Distoken Acquisition Corporation [Member] | Founder [Member]
Class of Stock [Line Items]
Ordinary shares, outstanding					1,437,500															1,725,000
Ordinary shares, redemption amount																	1,725,000		1,725,000
Distoken Acquisition Corporation [Member] | Founder [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise		225,000
Distoken Acquisition Corporation [Member] | Representative [Member]
Class of Stock [Line Items]
Ordinary shares, redemption amount																	278,000		278,000
Distoken Acquisition Corporation [Member] | Representative [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise		33,000
Distoken Acquisition Corporation [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Warrant exercisable days													60 days
Distoken Acquisition Corporation [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					2
Distoken Acquisition Corporation [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																					2
Youlife International Holdings Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	379,021,190		379,021,190			379,021,190
Common stock, par value | $ / shares														$ 0.0001		$ 0.0001						$ 0.0001
Ordinary shares, outstanding																	221,777,718		221,777,718			221,777,718
Ordinary shares, shares outstanding																	221,777,718		221,777,718			221,777,718
Fair value, per share | ¥ / shares																							¥ 7.82
Youlife International Holdings Inc [Member] | Share Repurchase Agreement [Member]
Class of Stock [Line Items]
Stock repurchased during period shares			3,849,955
Youlife International Holdings Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | (per share)						$ 0.0001																					¥ 0.0001	$ 0.0001	¥ 0.0001
Stock issued during period value new issues | ¥									¥ 50,000
Stock issued during period shares issued for services												154,647,751
Stock repurchased during period shares												21,176,470
Stock granted during period shares share based compensation												49,051,500
Youlife International Holdings Inc [Member] | Preferred Class A [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares									372,691,551
Stock issued during period shares issued for services									200,000,000
Stock repurchased during period shares										55,140,881
Youlife International Holdings Inc [Member] | Preferred Class B [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, shares									127,308,449
Youlife International Holdings Inc [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period shares						4,048,108
Youlife International Holdings Inc [Member] | Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period shares						29,634,070
Youlife International Holdings Inc [Member] | Series B One Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period shares						3,333,333